Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 GBP (£) CashGeneratingUnit	Dec. 31, 2018 GBP (£) CashGeneratingUnit	Jun. 24, 2019 GBP (£)	Nov. 22, 2018 GBP (£)	Jul. 25, 2017 GBP (£)
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 44,316,000,000	£ 46,163,000,000
Goodwill impairment charge	194,000,000
Internally developed assets, carrying value	148,000,000	120,000,000
Future contractual commitments	£ 4,000,000	£ 6,000,000
Number of cash-generating units assessed for impairment | CashGeneratingUnit	21	19
Percentage of growth of operating units in financial budget in year 2 to 10 per annum	4.00%
Percentage of inflation rate in financial budget	2.00%	2.00%
Percentage of total growth rate assumed	2.00%	2.00%
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Period of value in use calculation on basis of cash flow forecast	5 years
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 2,335,000,000	£ 2,300,000,000
Goodwill impairment charge	£ 0
Pre-tax discount rates	19.10%	7.50%
Period of value in use calculation on basis of cash flow forecast	5 years
Excess of value-in-use earnings over carrying values, goodwill amount, if certain sensitivity scenario is met	£ 0
Period of change in revenue assumption based on combustibles revenue	5 years
Percentage of decrease in revenue in each year	19.00%
Percentage of growth rate	(1.80%)
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	2	1
APME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	5	5
AMSSA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	7	6
ENA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit	7	7
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	8.32%
Long-term growth rates	0.75%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates	9.02%
Long-term growth rates	1.00%
Kodiak Brand
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles	£ 63,000,000
Computer Software and Assets in the Course of Development | Carrying Value | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value	516,000,000	£ 523,000,000
RAI Goodwill | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge	£ 0	£ 0
Pre-tax discount rates	7.30%	7.70%
Percentage of total growth rate assumed	2.00%
Period of change in revenue assumption based on combustibles revenue	5 years
Percentage of decrease in revenue in each year	13.40%
RAI Goodwill | Carrying Value | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 33,761,000,000	£ 35,117,000,000
Excess of value-in-use earnings over carrying values, goodwill amount, if certain sensitivity scenario is met	0
Newport | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge	£ 0	£ 0
Pre-tax discount rates	8.60%	8.70%
Percentage of total growth rate assumed	1.00%
Percentage of decrease in revenue in each year	11.90%
Period of change in revenue assumption based on combustibles revenue	5 years
Newport | Carrying Value | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 30,179,000,000	£ 31,391,000,000
Excess of value-in-use earning over carrying value of intangible assets reduced amount	0
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill	33,761,000,000	35,117,000,000			£ 34,280,000,000
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	2,590,000,000	3,013,000,000
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	71,032,000,000	73,885,000,000
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,704,000,000	4,856,000,000
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	2,335,000,000	2,307,000,000
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,396,000,000	1,478,000,000
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill	1,048,000,000	1,111,000,000
Skandinavisk Tobakskompagni | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	17,000,000	40,000,000
TDR D.O.O | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets	175,000,000	209,000,000
Chic, Must Have Limited and Quantus/Highendsmoke | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles	29,000,000
Bulgartabac Holding AD | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 22,000,000
Bentoel
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge	172,000,000
Other assets impairment charges	0
VapeWild
Disclosure Of Intangible Assets [Line Items]
Goodwill			£ 11,000,000
Goodwill impairment charge	12,000,000
VapeWild | Brands
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles	37,000,000
Quantus/Highendsmoke
Disclosure Of Intangible Assets [Line Items]
Goodwill				£ 11,000,000
Goodwill impairment charge	£ 10,000,000